Investments in equity investees - ZTO LTL, Feng Wang and CRRC (Details) ¥ in Thousands, $ in Thousands		1 Months Ended					12 Months Ended
	Aug. 22, 2016 CNY (¥)	Jun. 30, 2018 USD ($)	Jun. 30, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥) item	Aug. 31, 2017 CNY (¥)	Dec. 31, 2013 CNY (¥) item	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016
Investments in equity investees
Cash consideration			¥ 130,150				$ 31,351	¥ 218,260	¥ 1,865,309	¥ 89,055
ZTO Supply Chain Management Co., Ltd. ("ZTO LTL")
Investments in equity investees
Cash consideration	¥ 54,000	$ 19,000	¥ 130,150		¥ 36,000
Equity interest in equity method investment (as a percent)	18.00%	17.70%	17.70%		18.00%				18.00%
Feng Wang Investment Co., Ltd. ("Feng Wang")
Investments in equity investees
Cash consideration | ¥						¥ 50,000
Equity interest in equity method investment (as a percent)						25.00%					20.00%
Number of top express delivery companies in agreement						3
Shanghai CRRC Green City Logistics Co., Ltd. ("CRRC")
Investments in equity investees
Cash consideration | ¥				¥ 30,000
Equity interest in equity method investment (as a percent)				15.00%						15.00%
Number of top express delivery companies in agreement				2
Number of board seat allocated for equity method investment				1
Number of board seat available in equity method investee				7